SUMMARY OF MATERIAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2025
Disclosure of Material Accounting Policies [Abstract]
Disclosure of accounting policy for statement of compliance	These consolidated financial statements have been prepared in accordance with IFRS Accounting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) effective as of December 31, 2025. Accounting policies are consistently applied to all years presented, unless otherwise stated.
Basis of consolidation
Basis of consolidation

These consolidated financial statements include the accounts of the Company and its subsidiaries. Subsidiaries are entities controlled by the Company. Control exists when the Company has power over an investee, when the Company is exposed, or has rights, to variable returns from the investee and when the Company has the ability to affect those returns through its power over the investee. Subsidiaries are included in the consolidated financial statements from the date control is obtained until the date control ceases. Where the Company’s interest in a subsidiary is less than 100%, the Company recognizes non-controlling interests. Intercompany assets and liabilities, equity, income, expenses, and cash flows between the Company and its subsidiaries are eliminated on consolidation.
Foreign currency
Foreign currency

The functional and presentation currency of the Company and each of its subsidiaries is the US Dollar. Transactions in currencies other than the Company’s or a subsidiary's functional currency ("foreign currencies") are recognized at the rates of exchange prevailing on the dates of the transactions. At the end of each reporting period, monetary assets and liabilities that are denominated in foreign currencies are translated at the rates prevailing at that date. Non-monetary items that are measured in terms of historical cost in a foreign currency are not re-translated. Income statement items denominated in foreign currencies are translated at the average exchange rates prevailing during the year, with the exception of depletion, depreciation and amortization which is translated at historical exchange rates. Foreign exchange gains and losses are included in net earnings/loss. Foreign exchange gains and losses related to income taxes, if any, are reported within the income tax expense line in the Company's consolidated statement of earnings (loss).

Cash and cash equivalents and restricted cash
Cash and cash equivalents and restricted cash

Cash and cash equivalents comprise cash on hand and demand deposits, and other short-term highly liquid investments that are readily convertible to a known amount of cash and are subject to an insigniﬁcant risk of changes in value. These are classiﬁed as ﬁnancial assets at amortized cost.

Restricted cash relates to cash amounts that are restricted due to statutory or other requirements within the jurisdictions that the Company operates in.

Inventories
Inventories

Materials and supplies are valued at the lower of cost or net realizable value. Obsolete and redundant stock is written off as identified during regular reviews. Slow-moving obsolescence provisions are determined by reference to specific items of stock on a systematic basis, considering critical and non-critical stock as well as the most recent utilization of stock in the provision. Any items identified as damaged or obsolete are directly expensed.

Gold bullion, gold in doré, metal in circuit and ore stockpiles are physically measured or estimated and valued at the lower of cost or net realizable value. Net realizable value is the estimated future sales price of the product the entity expects to realize when the product is processed and sold, less estimated costs to complete production and bring the product to sale.

Stockpiles represent ore that has been mined and is available for further processing. Stockpiles are measured by estimating the number of tonnes added and removed from the stockpile. Stockpile ore tonnages are verified by periodic surveys. Costs are allocated to stockpiles based on the current mining cost per tonne incurred up to the point of stockpiling the ore, including applicable overhead, depletion and amortization relating to mining operations, to the extent determined recoverable, and are removed at the average cost per tonne. If the ore stockpile is not expected to be processed within 12 months of the reporting date, it is included in non-current assets.

In-circuit represents material that is currently being treated in the processing plant to extract the contained gold and to transform it to a saleable form. The in-circuit inventory is valued at the average of the beginning inventory and the costs of material fed into the process plus in-circuit conversion costs, including applicable overhead costs, such as depreciation and amortization, incurred in converting materials into finished goods, based on the normal production capacity.

Finished goods inventory consists of doré bars containing gold, which are refined off-site to return gold bullion. Doré inventory is valued at the lower of weighted average cost and net realizable value.

Mineral property, plant and equipment
Mineral property, plant and equipment

Cost

Mineral property, plant and equipment is stated at historical cost less accumulated depreciation and any identified impairment loss. The cost comprises the purchase price, together with any incidental expense of acquisition.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably. All repairs and maintenance expenses are charged to the statement of earnings or loss during the financial period in which they are incurred.
Mine development costs include expenditure in respect of exploration and evaluation, previously accumulated and carried forward in relation to areas of interest in which development or construction is underway.

Mining interests are recorded when acquired as part of a business combination or when reclassified from exploration and evaluation assets. They are measured on initial recognition at cost or at fair value when acquired as part of a business combination. Following initial recognition, they are carried at cost less accumulated amortization and accumulated impairment losses.

Under the standards, the concept of fair value, in the context of a business combination, considers assumptions as to how market participants would benefit from use of the acquired assets. Market participants would include all potential buyers whether or not the potential buyer is engaged in discussions with the seller of the business.

Depreciation and Amortization

Depreciation begins when an asset is available for its intended use and is spread over its useful lives so as to expense the cost of property, plant and equipment (other than properties under construction) using the straight-line method or unit of production (“UoP”) based on ounces produced, as appropriate, not exceeding the life of the mine, as follows:

Asset	Useful life
Mineral properties and stripping costs	UoP
Buildings and site improvements	UoP
Processing plant, mobile equipment, office equipment and vehicles	1-8 years

Each item’s economic life has due regard to both its physical life limitations and to present assessments of economically recoverable reserves of the mine property at which it is located.

When parts of an item of mineral property, plant and equipment have different useful lives, they are accounted for as separate items (major components) of mineral property, plant and equipment.

The estimated useful lives, residual values and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.

Mining interests are amortized over their useful lives. The useful life is assessed on the basis of terms set up by the mineral license (contract) and estimated mineral reserves subject to such license (contract). The remaining useful life of each mining interest is reassessed annually on the basis of the latest life-of-mine models. The mining interests are amortized on a units of production basis. Amortization of mining interests is charged to cost of sales for the period.

The gain or loss arising on the disposal or retirement of an item of mineral property, plant and equipment is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in the statement of earnings or loss.

Major maintenance and repairs
Major maintenance and repairs

Expenditures on major maintenance refits or repairs comprise the cost of replacement assets or parts of assets and overhaul costs. Where an asset or part of an asset that was fully depreciated or written off is replaced, and it is probable that future economic benefits associated with the item will flow to the Company through an extended life, the expenditure is capitalized.

Exploration and evaluation
Exploration and evaluation

Exploration and evaluation expenditures comprise expenditures incurred in respect of resource projects that are in the exploration and evaluation stage. Exploration and evaluation expenditures include costs which are directly attributable to acquisition and evaluation activities, assessing technical feasibility and commercial viability. These expenditures are capitalized until the technical feasibility and commercial viability of extracting the mineral resource of a project are demonstrable. During the exploration period, exploration and evaluation assets are not amortized.

Drilling and related costs incurred to define and delineate a mineral deposit that has not been classified as proven and probable reserves at a development stage or production stage mine are classified as brownfield activities and are capitalized as part of the carrying amount of the related property in the period incurred, when management determines that there is sufficient evidence that the expenditure will result in a future economic benefit to the Company.

At the end of each reporting period, exploration assets are reviewed for impairment indicators in accordance with IFRS 6.20, such as:

i)The period for which the entity has the right to explore in the specific area has expired during the period or will expire in the near future, and is not expected to be renewed.
ii)Exploration for and evaluation of mineral resources in the specific area have not led to the discovery of commercially viable quantities of mineral resources and the entity has decided to discontinue such activities in the specific area.
iii)Sufficient data exist to indicate that, although a development in the specific area is likely to proceed, the carrying amount of the exploration and evaluation asset is unlikely to be recovered in full of successful development or by sale.

If such indicators exist, the asset is tested for impairment and the recoverable amount of the asset is estimated. If the recoverable amount of the asset is estimated to be less than its carrying amount, the carrying amount of the asset is reduced to its recoverable amount. An impairment loss is recognized immediately in consolidated statement of earnings (loss).

The costs of exploration assets are not subject to amortization until they are included in the life-of-the-mine plan and production has commenced.

Once the technical feasibility and commercial viability of extracting a mineral resource of a project are demonstrable, typically at the point at which a National Instrument ("NI") 43-101 compliant reserve is determined, the exploration assets are deemed to move into the development phase. The relevant asset is assessed for impairment, and any impairment loss recognized, prior to the balance being reclassified either as a development asset in property, plant and equipment if the Company is deemed to have control over the business, or as a joint venture should the Company have joint control. The development asset is subject to the requirements of IAS 36, which requires assets to be assessed for indicators of impairment at each reporting period.

The determination of the demonstration of technical feasibility and commercial viability is subject to a significant degree of judgment and assessment of all relevant factors. In general, technical feasibility may be demonstrable once a positive feasibility study is completed. When determining the commercial viability of a project, in addition to the receipt of a feasibility study, the Company also considers factors such as the availability of project financing, the existence of markets and/or long-term contracts for the product, and the ability of obtaining the relevant operating permits.

All subsequent expenditures to ready the property for production are capitalized within development assets, other than those costs related to the construction of property, plant and equipment.

Once production has commenced, all costs included in development assets are reclassified to mine development costs.
Drilling and related costs for general exploration incurred on sites without an existing mine, incurred before the Company has obtained legal rights to mine a specific area of interest, or on areas outside the boundary of a known mineral deposit which contains mineral reserves or mineral resources, and for which there is not sufficient geologic certainty for conversion into mineral reserves, are classified as exploration expenditures.
Capitalized stripping costs
Capitalized stripping costs

Stripping (waste removal) costs are incurred during both the development phase and the production phase of mining. Capitalization of waste stripping requires the Company to make judgements and estimates in determining the amounts to be capitalized. In open pit mining operations, it is necessary to incur costs to remove overburden and other mine waste materials in order to access the ore body (“stripping costs”). During the development of a mine, stripping costs are capitalized and included in the carrying amount of the related mining property.

During the production phase of a mine, stripping costs will be recognized as an asset only to the extent that the following conditions are met:

•It is probable that the future economic benefit (improved access to the ore body) associated with the stripping activity will flow to the entity;
•The entity can identify the component of the ore body (mining phases) for which access has been improved; and
•The costs relating to the stripping activity associated with that component can be measured reliably.

Where the benefits are realized through inventory produced in the period, the related stripping costs are recorded in the cost of inventory. Otherwise, if any of the criteria are not met, the production stripping costs are charged to earnings or loss as operating costs as they are incurred. If the costs of the inventory produced and the stripping cost asset are not separately identifiable, a relevant production measure is used to allocate the production stripping costs between the inventory produced and the stripping cost asset. This production measure is calculated for the identified component of the ore body and is used as a benchmark to identify the extent to which the additional activity of creating a future benefit has taken place. The Company uses the expected volume of waste extracted compared with the actual volume for a given volume of ore production of each component.

Stripping costs incurred and capitalized during the development and production phase are depleted using the unit-of production method over the reserves of the area that directly benefit from the specific stripping activity.
Costs incurred for regular waste removal that do not give rise to future economic benefits are considered as mine production costs and are costs of sales.
Assets Under Construction
Assets Under Construction
Assets under construction are capitalized as 'Construction in Progress' until the asset is capable of operating at levels intended by management. Costs incurred prior to this point, including depreciation of related plant and equipment, are capitalized.
Borrowing costs
Borrowing costs

Borrowing costs are generally expensed as incurred except where they relate to the financing of qualifying assets that require a substantial period of time to get ready for their intended use. Qualifying assets include the cost of developing mining properties and constructing new facilities. Borrowing costs related to qualifying assets are capitalized up to the date when the asset is ready for its intended use.

Borrowing costs eligible for capitalization are determined by applying a capitalization rate, which is the weighted average of the borrowing costs applicable to the borrowings of the Company that are outstanding during the period, to the expenditures on the asset. Capitalized borrowing costs are amortized on the same basis as the related qualifying asset.

Leases
Leases

At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

At commencement or on reassessment of a contract that contains a lease component, the Company allocates the consideration in the contract to each lease and non-lease component on the basis of their relative standalone prices.

The Company recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date less any lease incentives received. The right-of-use asset is subsequently measured at cost less any accumulated depreciation and impairment losses and adjusted for certain remeasurement of the lease liability as described below. The right-of use asset is depreciated using the straight-line method or the UOP method, as appropriate to the asset class, over the lesser of the lease term and the useful life of the asset.

The lease liability is initially measured at the present value of future lease payments, discounted using the rate implicit in the lease. If this rate cannot be readily determined, the Company uses its incremental borrowing rate as the discount rate. The Company determines its incremental borrowing rate by obtaining interest rates from various external financing sources and makes certain adjustments to reflect the terms of the lease and type of leased asset.

Lease payments included in the measurement of the lease liability comprise the following:

•fixed payments, including in-substance payments, less any lease incentives receivable;
•variable lease payments that depend on an index or rate, initially measured using the index or rate at the commencement date;
•amounts expected to be payable under a residual value guarantee; and
•the exercise price under a purchase option that the Company is reasonably certain to exercise, lease payments in an optional renewal period if the Company is reasonably certain to exercise an extension option, and penalties for early termination of a lease unless the Company is reasonably certain not to terminate early.

Impairment of non-financial assets
Impairment of non-financial assets

The Company assesses at each reporting date whether there is any indication that an asset may be impaired. If any such indication exists, the Company estimates the recoverable amount of the asset.

If there is any indication that an asset may be impaired, the recoverable amount is estimated for the individual asset. If it is not possible to estimate the recoverable amount of the individual asset, the recoverable amount of the cash-generating unit to which the asset belongs is determined.

The recoverable amount of an asset or a cash-generating unit is the higher of its fair value less costs to sell and its value in use. If the recoverable amount of an asset is less than its carrying amount, the carrying amount of the asset is reduced to its recoverable amount. That reduction is an impairment loss. An impairment loss of assets carried at cost less any accumulated depreciation or amortization is recognized immediately in proﬁt or loss.
The Company assesses at each reporting date whether there is any indication that an impairment loss recognized in prior periods for assets other than goodwill may no longer exist or may have decreased. If any such indication exists, the recoverable amounts of those assets are estimated. The increased carrying amount of an asset other than goodwill attributable to a reversal of an impairment loss does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset in prior periods. A reversal of an impairment loss of assets carried at cost less accumulated depreciation or amortization is recognized immediately in proﬁt or loss.
Provisions
Provisions

Provisions are recognized when the company has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.
Provisions for reclamation and closure costs

The Company records the present value of the estimated cost of legal obligations to rehabilitate locations where activities have occurred which have led to a future obligation. The nature of rehabilitation activities includes dismantling and removing structures, rehabilitating mines, dismantling operating facilities, closure of plant and waste sites and restoration, reclamation and revegetation of affected areas.

Typically, the obligation arises when the asset is installed, or the ground/environment is disturbed at the mining location. When the liability is initially recorded, the present value of the estimated cost is capitalized as part of the carrying amount of the related mining assets. Over time, the discounted liability is increased for the change in the present value. The inflation and discount rate used is determined based on current market assessments, and takes into consideration whether the liability is influenced by costs denominated in US dollars. Additional disturbances or changes in rehabilitation costs will be recognized as additions or changes to the corresponding asset and rehabilitation liability when incurred. The Company has estimated its costs based on feasibility and engineering studies using restoration standards and techniques.

The unwinding of the effect of discounting the provision is recorded as a finance cost in earnings or loss.

The carrying amount capitalized as a part of mining assets is depreciated/amortized over the life of the related asset.

Revenue recognition
Revenue recognition

Metal sales includes sales of refined gold and silver which are generally delivered to customers in the period in which they are produced, with their sales price based on prevailing spot market metal prices or, for the offtake agreement the Company has for 47% of Bonikro sales, based on quotational period prices, being the lowest PM fix over a six day period. Revenue is recognized at the point in time where control is transferred to the customer, which generally occurs when the Company has a present right to payment; the customer has legal title to the gold or silver; and the customer has the significant risks and rewards of ownership of the refined metal. Revenue is measured at the transaction price agreed under the contracts, and payment is due immediately upon transfer of the gold to the customer.

The Company enters into metal streaming arrangements for the purposes of funding its mining operations and intends to settle its obligations by delivering gold produced in its own operations, with no right to substitution or net settlement. The upfront payment is considered to represent variable consideration, on the basis that the portion of the upfront amount to be allocated to each future ounce will depend on the number of ounces estimated to remain in the mine. In addition, the transaction price is considered to contain a significant financing component, given the long term nature of the upfront payment and the period of time between the receipt of the upfront cash, and the satisfaction of the future performance obligations.

The interest component of the long-term arrangement is recognized in financial charges over the duration of the agreement, which relies on management assumptions related to the remaining production and the life of each mine, as well as the expected future prices for gold. Given this, when the underlying production profile of the mine changes and the reserves and resources are updated (typically in the fourth quarter of each year), the variable portion of the transaction price allocated to each ounce will need to be updated in accordance with the requirements in IFRS 15 relating to changes in variable transaction price. The change in transaction price per unit will therefore result in a retrospective adjustment to revenue in the period in which the change occurs, reflecting the updated number of ounces expected to be delivered under the streaming arrangement. There will also be a corresponding adjustment to the interest charge.

Any taxes directly related to revenues or other directly related expenditures such as royalty payments are accrued as expenses when the related revenues are recognized.

Share-based payments
Share-based payments

The Company awards stock options ("options"), restricted share units ("RSU"), deferred share units ("DSU") and performance share units ("PSU") to eligible employees, directors and consultants, in accordance with the long-term incentive programs approved by the Board.

Options
Options are equity-settled share-based payment awards and are measured at fair value at the date on which they were granted. The fair value of options is estimated at the grant date using the Black-Scholes option pricing model. Their cost is recognized based on the number of units expected to vest as an expense over the vesting period, which ends on the date the recipient becomes fully entitled to the award. When options are exercised, the proceeds received by the Company together with the amount initially recognized in the share-based payments reserve, are credited to share capital.
Restricted Share Units
The RSU Plan provides the Company the option to settle vested RSUs in cash or shares. RSUs that can be settled in cash or shares at the option of the Company are classified as equity-settled share-based payment transactions and recognized at their grant-date fair value in equity. The fair value of the RSUs issued equals the closing price of the Company's common shares at the measurement date described in the agreement, and their vesting terms are specific to each individual grant as determined by the Board. Fair value is expensed over the vesting period specific to the grant or at grant date for those that vest immediately, unless capitalized.

Deferred Share Units
Directors of the Company may elect to receive a portion or all of their director fees as DSUs. The DSUs are settled in cash once the director no longer holds any position with the Company and accounted for as a cash-settled share-based payment transaction. A liability is recognized on grant at the fair value of the units, which is based on the market value of the Company's common shares at the grant date. The fair value of the liability is re-measured each period based on the current market value of the underlying stock at period-end and any changes in the liability are recorded as share-based payment expense in general and administrative expenses on the consolidated statement of earnings (loss) each period, unless capitalized. The cash paid on exercise is recorded as a reduction of the liability.

Performance Share Units
A PSU entitles the recipient to receive a cash payment in an amount equal to the aggregate market value of the shares underlying the PSU, calculated as of the last day of the performance period specified in the agreement governing the particular grant, multiplied by an applicable multiplier, to be determined on the last date of the performance period according to metrics specified in the PSU agreement. PSUs are classified as cash-settled share-based payment transactions and vest over the performance period specified in the terms of each grant. The fair value of the PSUs is recognized as a liability over the vesting period using the Monte Carlo simulation option pricing model. The liability recognized is adjusted at each reporting date and any resulting adjustment to the accrued obligation is recognized as part of the share-based payment expense in general and administrative expenses on the consolidated statement of earnings (loss) for each period, unless capitalized. The cash paid on exercise is recorded as a reduction of the liability.

Income Taxes
Income Taxes

Income tax expense or recovery comprises of current and deferred tax. Income tax expense or recovery is recognized in the consolidated statement of earnings (loss) except to the extent it relates to items recognized directly in equity or other comprehensive income ("OCI"), in which case the related taxes are recognized in equity or OCI.

Current income tax is measured at the amount expected to be recovered from or paid to the taxation authorities based on the current year’s taxable income, which may differ from earnings reported in the consolidated statement of earnings (loss) due to items or expenses that are not currently taxable or deductible for income tax purposes. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted by the reporting date.

Deferred income tax is recognized on the balance sheet method in respect of temporary differences between the carrying amounts of assets and liability for financial reporting purposes and the amounts used the taxation purposes. Deferred tax is not recognized for the following temporary differences:

•Goodwill or the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss; and
•Investments in subsidiaries and jointly controlled entities to the extent that the payments can be controlled and it is probable that they will not reverse in the foreseeable future.

Deferred income tax is recognized on the movement in foreign exchange rates on non-monetary assets denominated in foreign currencies. Foreign exchange gains and losses relating to deferred income taxes are included in the deferred income tax expense or recovery in the consolidated statement of earnings (loss).

Deferred tax assets and liabilities are measured based on the expected manner of recovery of the carrying value of an asset or liability. Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized, or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets and they relate to income taxes levied by the same taxation authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable earnings will be available to allow all or part of the deferred income tax asset to be utilized. Unrecognized deferred tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable earnings will allow the deferred tax asset to be recovered.

Current and deferred taxes attributable to amounts recognized directly in equity are also recognized directly in equity. Provision for uncertain tax positions is recognized within current tax when management determines that it is probable that a payment will be made to the tax authority. When the uncertain tax position gives rise to a contingent tax liability for which no provision is recognized, the Company discloses tax-related contingent liabilities and contingent assets in accordance with IFRIC 23 and IAS 12.

Financial instruments
Financial instruments

The Company classiﬁes its ﬁnancial instruments into the following categories:

•Financial assets measured at amortized cost, including cash and cash equivalents and trade receivables.
•Financial assets measured at fair value through profit or loss, including derivative financial assets.
•Financial assets measured at fair value through other comprehensive income.
•Financial liabilities measured at amortized cost, including trade and other payables, and deferred consideration.
•Financial liabilities measured at fair value through profit or loss, including the convertible debentures, contingent consideration and financial liabilities resulting from cash flow hedging positions.

Financial assets held at amortized cost
Financial assets held at amortized cost

At initial recognition, trade and other receivables that do not have a signiﬁcant ﬁnancing component are recognized at their transaction price. Other ﬁnancial assets are initially recognized at fair value plus related transaction costs. They are subsequently measured at amortized cost using the effective interest method. Any gain or loss on derecognition or modiﬁcation of a ﬁnancial asset held at amortized cost is recognized in the consolidated statement of earnings (loss).

Financial liabilities held at amortized cost
Financial liabilities held at amortized cost

Trade payables are obligations to pay for goods or services that have been acquired in the ordinary course of business from suppliers. Trade payables are classified as current liabilities if payment is due within one year or less (or in the normal operating cycle of the business if longer). If not, they are presented as non-current liabilities. Trade and other payables are recognized initially at fair value and subsequently are measured at amortized cost using the effective interest method.
Deferred consideration is treated as a financial instrument at amortized cost to the extent that it constitutes a financial obligation to make fixed cash payments at future dates. The value of deferred consideration payments are contingent only on the passage of time, with an agreed undiscounted value and fixed timing. It is initially recognized at fair value and subsequently measured at amortized cost. The increase in the deferred consideration due to the passage of time is recognized as a finance cost in the statement of earnings or loss.
Financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss

The Company has elected to account for the convertible debentures contract including the identified embedded derivatives as a single financial liability, measured at fair value through profit or loss ("FVTPL"). The change in fair value of the convertible debentures is recognized in profit or loss. The change in the fair value related to the Company’s own credit risk is recorded through other comprehensive income (loss). The financial liability is remeasured at each reporting date using quoted prices in active markets for identical liabilities.

Derivative Instruments and Hedge Accounting
Derivative Instruments and Hedge Accounting

The Company uses derivative financial instruments to hedge its exposure to gold price fluctuations, particularly during times of elevated capital expenditures. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objectives and strategies for undertaking hedge transactions. This process includes linking all derivative hedging instruments to forecasted transactions. Hedge effectiveness is assessed based on the degree to which the cash flows from the derivative contracts are expected to offset the cash flows of the underlying transaction being hedged.

When a derivative is designated as a cash flow hedging instrument, the effective portion of changes in fair value is recognized in other comprehensive income, net of tax. For hedged items other than the purchase of non-financial assets, the amounts accumulated in other comprehensive income are reclassified to the consolidated statement of earnings (loss) when the underlying hedged transaction, identified at contract inception, affects profit or loss. When hedging a forecasted transaction that results in the recognition of a non-financial asset or a non-financial liability, the gains and losses previously deferred in equity are transferred from equity and included in the measurement of the initial carrying amount of the asset or liability.

Any ineffective portion of a hedge relationship is recognized immediately in the consolidated statement of earnings (loss). For hedged items other than the purchase of non-financial assets, the cost of hedging amounts is reclassified to the consolidated statement of earnings (loss) when the underlying hedged transaction affects profit or loss. When hedging a forecasted transaction that results in the recognition of a non-financial asset, the cost of hedging is added to the carrying amount of the non-financial asset. When derivative contracts designated as cash flow hedges are terminated, expired, sold or no longer qualify for hedge accounting, hedge accounting is discontinued prospectively. Any amounts recorded in other comprehensive income up until the time the contracts do not qualify for hedge accounting remain in other comprehensive income. Amounts recognized in other comprehensive income are recognized in the consolidated statement of earnings (loss) in the period in which the underlying hedged transaction is completed. Gains or losses arising subsequent to the derivative contracts not qualifying for hedge accounting are recognized in the period incurred in the consolidated statement of earnings (loss).

If the forecasted transaction is no longer expected to occur, then the amounts accumulated in other comprehensive income are reclassified to the consolidated statement of earnings (loss) immediately.

Equity instruments
Equity instruments

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Company are recognized at the proceeds received, net of direct issue costs.

Repurchase of the Company's own equity instruments is recognized and deducted directly in equity. No gain or loss is recognized in earnings or loss on the purchase, sale, issue or cancellation of the Company's own equity instruments.

Derecognition
Derecognition

The Company derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which the Company neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset.

The Company derecognizes financial liabilities when, and only when, the Company’s obligations are discharged, cancelled or they expire. When an existing financial liability is replaced by another, from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the statement of profit or loss. If the modification is not substantial, the difference between: (1) the carrying amount of the liability before the modification; and (2) the present value of the cash flows after modification is recognized in earnings or loss as the modification gain or loss within other gains and losses.

Comparative figures
Comparative figures
Certain figures in the consolidated financial statements have been reclassified from statements previously presented to conform to the presentation of these financial statements as at and for the year ended December 31, 2025. The Derivative financial liability line item was disaggregated from Trade and Other payables because the liability, which was previously insignificant, had become significant as of December 31, 2025. The non-current Lease liabilities line item was disaggregated from non-current Other liabilities for consistency with the presentation of the current Lease liability.